Financial Instruments - Summary of Financial Assets and Liabilities in Foreign Currencies (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Prepayments, accrued income and other receivables	£ 3,050	£ 3,634
Current income tax receivable	4,225	2,195	£ 1,182
Cash and cash equivalents	86,703	19,990	£ 14,112	£ 18,761
Financial liabilities
Trade payables	1,120	728
Payroll taxes and social security	157	61
Accrued expenditure	1,640	1,184
Currency Risk
Financial assets
Prepayments, accrued income and other receivables	2,656	3,068
Current income tax receivable	18	54
Cash and cash equivalents	72,645	251
Financial liabilities
Trade payables	148	126
Payroll taxes and social security	3
Accrued expenditure	£ 468	£ 167